Right-of-use assets and leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,404,105
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	343,792
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	319,284
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	277,318
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	201,227
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	173,229
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 1,089,255